Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of intangible assets
Opening net book amount	£ 768,857	£ 799,640
Additions	185,134	106,911
Disposals	(52,065)	(8,540)
Amortization charge	(126,756)	(129,154)	£ (138,380)
Closing net book amount	775,170	768,857	799,640
Cost / gross value
Reconciliation of intangible assets
Opening net book amount	1,207,745	1,217,426
Closing net book amount	1,267,525	1,207,745	1,217,426
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(438,888)	(417,786)
Closing net book amount	(492,355)	(438,888)	(417,786)
Goodwill
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount	338,762	369,508
Additions	182,936	103,326
Disposals	(52,065)	(8,540)
Amortization charge	(122,761)	(125,532)
Closing net book amount	346,872	338,762	369,508
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	772,328	785,594
Closing net book amount	831,275	772,328	785,594
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(433,566)	(416,086)
Closing net book amount	(484,403)	(433,566)	(416,086)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount	8,642	8,679
Additions	2,198	3,585
Amortization charge	(3,995)	(3,622)
Closing net book amount	6,845	8,642	8,679
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	13,964	10,379
Closing net book amount	14,797	13,964	10,379
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(5,322)	(1,700)
Closing net book amount	£ (7,952)	£ (5,322)	£ (1,700)